Note 3 - Acquisition of Goldfield International, Inc.: Long-term Purchase Commitment (Tables)	6 Months Ended
Jun. 30, 2013
Tables/Schedules
Long-term Purchase Commitment

Current assets (including cash)	$226,809
Property and equipment	104,600
Intangibles and goodwill	886,877
Current liabilities, including
above indicating $100,000 debt	(318,286)

Total purchase price	$900,000